NF_Fidelity Advisor Global Real Estate Fund_ATCI PRO-01 | Fidelity Advisor® Global Real Estate Fund
Fund Summary Fund/Class: Fidelity Advisor® Global Real Estate Fund/A, T, C, I
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor® Global Real Estate Fund} - NF_Fidelity Advisor Global Real Estate Fund_ATCI PRO-01 - Fidelity Advisor® Global Real Estate Fund	Fidelity Advisor Global Real Estate Fund-Class A		Fidelity Advisor Global Real Estate Fund-Class T		Fidelity Advisor Global Real Estate Fund-Class C		Fidelity Advisor Global Real Estate Fund-Institutional Class Advisor
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Global Real Estate Fund} - NF_Fidelity Advisor Global Real Estate Fund_ATCI PRO-01 - Fidelity Advisor® Global Real Estate Fund		Fidelity Advisor Global Real Estate Fund-Class A	Fidelity Advisor Global Real Estate Fund-Class T	Fidelity Advisor Global Real Estate Fund-Class C	Fidelity Advisor Global Real Estate Fund-Institutional Class Advisor
Management fee (fluctuates based on the fund's performance relative to a securities market index)		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none
Other expenses	[1]	1.46%	1.46%	1.46%	1.46%
Total annual operating expenses		2.41%	2.66%	3.16%	2.16%
Fee waiver and/or expense reimbursement	[2]	1.01%	1.01%	1.01%	1.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.40%	1.65%	2.15%	1.15%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity SelectCo, LLC (SelectCo) has contractually agreed to reimburse Class A, Class T, Class C, and Class I of the fund to the extent that the total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.40%, 1.65%, 2.15%, and 1.15%, respectively. These arrangements will remain in effect through September 30, 2018. SelectCo may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Advisor® Global Real Estate Fund} - NF_Fidelity Advisor Global Real Estate Fund_ATCI PRO-01 - Fidelity Advisor® Global Real Estate Fund - USD ($)	Fidelity Advisor Global Real Estate Fund-Class A	Fidelity Advisor Global Real Estate Fund-Class T	Fidelity Advisor Global Real Estate Fund-Class C	Fidelity Advisor Global Real Estate Fund-Institutional Class Advisor
1 year	$ 709	$ 512	$ 318	$ 117
3 years	$ 1,082	$ 943	$ 766	$ 461

Hold Shares
Expense Example, No Redemption {- Fidelity Advisor® Global Real Estate Fund} - NF_Fidelity Advisor Global Real Estate Fund_ATCI PRO-01 - Fidelity Advisor® Global Real Estate Fund - USD ($)	Fidelity Advisor Global Real Estate Fund-Class A	Fidelity Advisor Global Real Estate Fund-Class T	Fidelity Advisor Global Real Estate Fund-Class C	Fidelity Advisor Global Real Estate Fund-Institutional Class Advisor
1 Year	$ 709	$ 512	$ 218	$ 117
3 Years	$ 1,082	$ 943	$ 766	$ 461

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.

Principal Investment Strategies
  Investing in securities issued throughout the world, including the United States.
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
NF_Fidelity Advisor Global Real Estate Fund_ATCI PRO-01 | Fidelity Advisor® Global Real Estate Fund | Fidelity Advisor Global Real Estate Fund-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
NF_Fidelity Advisor Global Real Estate Fund_ATCI PRO-01 | Fidelity Advisor® Global Real Estate Fund | Fidelity Advisor Global Real Estate Fund-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
NF_Fidelity Advisor Global Real Estate Fund_ATCI PRO-01 | Fidelity Advisor® Global Real Estate Fund | Fidelity Advisor Global Real Estate Fund-Class C
On Class C shares redeemed less than one year after purchase.